Off-balance-sheet exposures - Schedule of contingent commitments (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 275,865	€ 262,737
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	12,881	10,758
Bank sureties
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	12,836	10,715
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	45	43
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	91,195	75,733
Other granted guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	44,016	40,158
Other
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	47,179	35,575
Impaired assets | Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	657	615
Impaired assets | Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	513	188
Impaired assets | Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 681	€ 781